Consolidated Statement of Shareholders' Deficit (October 1, 2018 to March 31, 2019 Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity Balance, Starting at Sep. 30, 2016	$ 117,675	$ 567,154	$ (684,829)	$ 0
Shares Outstanding, Starting at Sep. 30, 2016	117,675,000
Net Income (Loss)	$ 0	0	0	0
Shares Outstanding, Ending at Sep. 30, 2017	117,675,000
Equity Balance, Ending at Sep. 30, 2017	$ 117,675	567,154	(684,829)	0
Beneficial Conversion Feature	0	5,955	0	5,955
Net Income (Loss)	$ 0	0	(31,049)	(31,049)
Shares Outstanding, Ending at Sep. 30, 2018	117,675,000
Equity Balance, Ending at Sep. 30, 2018	$ 117,675	573,109	(715,878)	(25,094)
Beneficial Conversion Feature	0	15,000	0	15,000
Stock Issued During Period, Value, New Issues	$ 150,000	(128,839)	0	21,161
Stock Issued During Period, Shares, New Issues	150,000,000
Net Income (Loss)	$ 0	0	(28,297)	(28,297)
Shares Outstanding, Ending at Mar. 31, 2019	267,675,000
Equity Balance, Ending at Mar. 31, 2019	$ 267,675	$ 459,270	$ (744,175)	$ (17,230)